Long-term Borrowings in relation to the Headquarters Project (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Borrowings

	As of December 31,
	2024	2025
	(in US$ thousands)
Long-term borrowings	$46,469	$80,420

Schedule of Future Principal Repayments on Long-term Borrowings	Future principal repayments on the long-term borrowings are as follows:

As of December 31, 2025
(in US$ thousands)
2026	$—
2027	—
2028	951
2029	5,070
2030	5,070
Thereafter	69,329
Total	$80,420